Pro Forma Information (Tables)	9 Months Ended
Sep. 30, 2012
Pro Forma Information
Schedule of pro forma results of operations

	Nine Months Ended September 30,
	2012	2011

Total revenues	$102,984	$102,874
Net income	$53,651	$53,293
Net income per share	$1.72	$1.71